RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of significant accounting policies [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUCNEMENTS	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
The following amendments, standards and interpretations have been applied on the year starting January 1, 2025:

Amendments to IAS 21 - Lack of Exchangeability.

On August 15, 2023, the IASB published Lack of Exchangeability (Amendments to IAS 21), which contains guidance to specify when a currency is exchangeable and how to determine the exchange rate when it is not.

Management has already assessed the effects of applying these amendments on the Company’s consolidated financial statements and has not identified any material impact in the application of these amendments.

The following standards, amendments to standards and interpretations are not mandatory for the financial year beginning January 1, 2025, and have not been early adopted:
IFRS 18, ‘Presentation and disclosure in Financial Statements’

In April 2024, the IASB issued IFRS 18, “Presentation and disclosure in financial statements”, which introduces new requirements to present specified categories and defined subtotals in the statement of profit or loss, provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements and improve aggregation and disaggregation. Once implemented, it will replace IAS 1, carrying forward many of the requirements in IAS 1 unchanged and complementing them. IFRS 18 must be applied on annual periods beginning on or after January 1, 2027.

Management is in the process of determining the impact of applying IFRS 18 and has prepared a transition plan, which is on track to report the first IFRS 18-compliant consolidated condensed interim financial statements for the period ending on March 31, 2027, and consolidated financial statements for the period ending on December 31, 2027.

It is anticipated that the Company will conclude that its main business activity is manufacturing and operating activities in the steel and mining industries. The Company currently presents an operating profit subtotal. Management is performing a detailed assessment to determine the appropriate classification of items to ensure that the operating profit subtotal will comply with the requirements of IFRS 18. The Company expects significant changes in this regard, especially as a result of reclassifying foreign exchange gains and losses within operating activities. Furthermore, the new aggregation and disaggregation requirements will lead to changes to presenting the most useful structured summary. The Company currently reports an adjusted EBITDA measure in its press releases, and it expects that this measure will meet the definition of a management-defined performance measure. Management is performing an assessment of other measures that are currently being reported outside the financial information and whether or not these meet the definition of a management defined performance measure.
28.    RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS (continued)

Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7

In May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 that clarify the recognition and derecognition date for certain financial assets and liabilities, including an exception allowing some financial liabilities settled through eligible electronic cash transfer systems to be derecognized before the settlement date. The amendments also refine the guidance for assessing whether a financial asset meets the solely payments of principal and interest criterion. In addition, they introduce new disclosure requirements for instruments whose contractual terms may modify cash flows and update the disclosures for equity instruments designated at fair value through other comprehensive income. These amendments must be applied on annual periods beginning on or after January 1, 2026.

Management has already assessed the effects of applying these amendments on the Company’s consolidated financial statements and has not identified any material impact in the application of these amendments.

Contracts Referencing Nature dependent Electricity – Amendments to IFRS 9 and IFRS 7

In December 2024, the IASB issued targeted amendments to IFRS 7 and IFRS 9 to better reflect nature‑dependent electricity contracts in the financial statements. The amendments clarify how the ‘own‑use’ criteria apply to such contracts, permit their use as hedging instruments under hedge accounting, and introduce new disclosure requirements to help users understand their impact on an entity’s financial performance and cash flows. These amendments must be applied on annual periods beginning on or after January 1, 2026.

Management has already assessed the effects of applying these amendments on the Company’s consolidated financial statements and has not identified any material impact in the application of these amendments.

Other standards and interpretations non-significant for the Company’s financial statements:
–Annual Improvements to IFRS Accounting Standards—Volume 11
–IFRS 19 Subsidiaries without Public Accountability: Disclosures